Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
Summary of Other Current Assets
The composition of other current assets as of 31 December 2023 and 2022 is as follows:

	2023	2022
Value-added tax	8,801	6,468
Prepaid expenses	22,035	20,601
Proceeds receivable from Convertible Bonds (see Note 21)	—	3,520
Derivative asset	—	851
Other short-term receivables	1,035	1,509
	31,871	32,949